NetNet Fund
Supplement Dated February 18, 1997
to Statement of Additional Information dated August 17, 1996


	The following unaudited Financial Statements dated December 31, 1996 relating to the NetNet Fund (the "Fund") supplements the
Fund's Statement of Additional Information dated August 17, 1996.



NETNET FUND
     PORTFOLIO OF INVESTMENTS, DECEMBER 31, 1996 (UNAUDITED)
==================================================================
==============


SHARES
VALUE
------------------------------------------------------------------
--------------
COMMON STOCKS - 79.3%
              ADVERTISING - 2.7%
   1,300        CKS Group, Inc. +                                $
36,238

----------

              COMMERCIAL SERVICES - 1.7%
     950        CUC International, Inc. +
22,562

----------

              COMPUTER EQUIPMENT - 4.3%
     600        Dell Computer Corporation +
31,875
     800        Security Dynamics Technologies, Inc. +
25,200

----------

57,075

----------
              COMPUTER SERVICES - 15.6%
   1,500        Checkfree Corporation +
25,687
   2,000        Forrester Research, Inc. +
51,500
     800        Gartner Group, Inc. +
31,150
     600        Oracle Corporation +
25,050
   2,500        XLConnect Solutions Inc. +
71,875

----------

205,262

----------
              COMPUTER SOFTWARE - 16.0%
     600        Adobe Systems, Inc.
22,425
   1,600        AXENT Technologies, Inc. +
24,000
   1,400        Check Point Software Technologies Ltd. +
30,450
     600        McAfee Associates, Inc. +
26,400
     600        Microsoft Corporation +
49,575
     800        Transaction Systems Architects, Inc. +
26,600
   3,000        Trusted Information Systems, Inc. +
32,250

----------

211,700

----------
              FINANCIAL SERVICES - 1.9%
     800        Charles Schwab Corporation
25,600

----------

              INTERNET CONTENT - 4.0%
   1,800        C/NET, Inc. +
52,200

----------

              INTERNET SOFTWARE - 5.4%
     200        Netscape Communications Corporation +
11,375
   2,000        OneWave, Inc. +
15,625
   1,500        Open Market, Inc. +
20,250
     700        Shiva Corporation +
24,412

----------

71,662

----------
              NETWORK SOFTWARE - 7.3%
   1,200        Applix, Inc. +
26,250
   2,000        CyberMedia, Inc. +
31,500
     300        INSO Corporation +
11,925
   1,100        Objective Systems Integrators, Inc. +
26,262

----------

95,937

----------




                       See Notes to Financial Statements.

                                     1




NETNET FUND
    PORTFOLIO OF INVESTMENTS, DECEMBER 31, 1996 (UNAUDITED)
                                (Continued)

==================================================================
==============


SHARES
VALUE
------------------------------------------------------------------
--------------
COMMON STOCKS (Continued)
              NETWORKING PRODUCTS - 9.7%
   1,200        BBN Corporation +                                $
27,000
     500        CISCO Systems, Inc. +
31,812
   1,600        Information Resources Engineering, Inc. +
14,400
   1,800        International Network Services +
54,338

----------

127,550

----------
              TELECOMMUNICATIONS EQUIPMENT - 8.3%
     500        Adtran, Inc. +
20,750
     500        Ascend Communications, Inc. +
31,063
     500        Cascade Communications Corporation +
27,563
   1,000        PairGain Technologies, Inc. +
30,438

----------

109,814

----------
              TELEPHONE - LONG DISTANCE - 2.4%
   1,200        WorldCom, Inc. +
31,275

----------

TOTAL COMMON STOCKS
   (Cost $973,558)
1,046,875

----------


PRINCIPAL
AMOUNT
--------------
REPURCHASE AGREEMENT - 19.5%
   (Cost $257,000)
   $257,000     Agreement with Morgan (J.P.) & Company,
                 5.750% dated 12/31/1996 to be repurchased
                 at $257,082 on 01/02/1997, collateralized
                 by $208,000 U.S. Treasury Bond, 8.750%
                 due 08/15/2020 (value $269,837)
257,000

----------

TOTAL INVESTMENTS (Cost $1,230,558*)                         98.8%
1,303,875
OTHER ASSETS AND LIABILITIES (Net)                            1.2
16,420
                                                            -----
----------
NET ASSETS                                                  100.0%
1,320,295
                                                            =====
==========
---------
  *Aggregate cost for Federal tax purposes.
  +Non-income producing security




                       See Notes to Financial Statements.

                                     2



NETNET FUND
 STATEMENT OF ASSETS AND LIABILITIES, PERIOD ENDED DECEMBER 31,
1996 (UNAUDITED)
==================================================================
==============


ASSETS:
Investments, at value (Cost $1,230,558)
    See accompanying schedule:
      Securities.................................................
$      1,046,875
      Repurchase Agreement.......................................
257,000

-------------
Total investments................................................
1,303,875
Cash.............................................................
860
Receivable for Fund shares sold..................................
215
Interest receivable..............................................
82
Prepaid expenses ................................................
18,668

-------------
                    Total Assets.................................
1,323,700

-------------
LIABILITIES:
Legal and audit fees payable.....................................
1,793
Custodian fees payable ..........................................
939
Distribution and shareholder servicing fees payable .............
268
Investment advisory fee payable .................................
207
Administration fee payable ......................................
121
Transfer agent fee payable ......................................
39
Accrued Directors' fees and expenses ............................
5
Accrued expenses and other payables..............................
33

-------------
                     Total Liabilities ..........................
3,405

-------------
NET ASSETS.......................................................
$      1,320,295

=============
NET ASSETS consist of:
Net investment loss..............................................
$         (1,461)
Accumulated net realized gain on investments sold................
59,329
Net unrealized appreciation of investments.......................
73,317
Par value........................................................
1,044
Paid-in capital in excess of par value ..........................
1,188,066

-------------

$      1,320,295

=============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     ($1,320,295 o 104,428 shares of common stock outstanding)...
$          12.64

=============





                       See Notes to Financial Statements.

                                       3





NETNET FUND
      STATEMENT OF OPERATIONS, PERIOD ENDED DECEMBER 31, 1996(A)
(UNAUDITED)
==================================================================
==============


INVESTMENT INCOME:
Interest.........................................................
$           3,461
Dividends........................................................
65

-------------
                         Total investment income.................
3,526

-------------
EXPENSES:
Investment advisory fee .........................................
3,325
Custodian fees ..................................................
1,486
Distribution and shareholder servicing fees .....................
831
Administration fee ..............................................
377
Transfer agent fee ..............................................
62
Directors' fees and expenses ....................................
8
Other............................................................
1,343

-------------
                       Total Expenses ...........................
7,432
Expenses reimbursed by investment advisor........................
(2,445)

-------------
                       Net Expenses..............................
4,987

-------------
NET INVESTMENT LOSS..............................................
(1,461)

-------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain from security transactions.....................
89,712
Net change in unrealized appreciation of securities..............
73,317

-------------
Net realized and unrealized gain on investments..................
163,029

-------------
NET INCREASE IN NET
  ASSETS RESULTING FROM OPERATIONS   ............................
$        161,568

=============
(a)  NetNet Fund commenced operations on August 19, 1996.





                       See Notes to Financial Statements.

                                       4






NetNet Fund
     Statement of Change in Net Assets
==================================================================
==============


PERIOD

ENDED

12/31/96(A)

(UNAUDITED)

------------
Net investment loss..............................................
$         (1,461)
Net realized gain on investments sold............................
89,712
Net change in unrealized appreciation of investments.............
73,317

-------------

Net increase in net assets resulting from operations.............
161,568
Distributions to shareholders from net realized gains............
(30,383)
Net increase in net assets from Fund share transactions..........
1,189,110

-------------
Net increase in net assets.......................................
1,320,295
NET ASSETS:
Beginning of period..............................................
-

-------------

End of period (including net investment loss of $1,461)..........
$      1,320,295

=============
-----------------
(a)  NetNet Fund commenced operations on August 19, 1996.





                       See Notes to Financial Statements.

                                        5







NETNET FUND
      FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD
==================================================================
==============



PERIOD

ENDED

12/31/96(A)

(UNAUDITED)

-----------

 Net asset value, beginning of period........................   $
10.00
                                                                 -
---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss.........................................
(0.01)
 Net realized and unrealized gain on investments.............
2.97
                                                                 -
---------
 Total from investment operations............................
2.96
                                                                 -
---------
 LESS DISTRIBUTIONS:
    Distributions from net realized gains....................
(0.32)
                                                                 -
---------
 Total distributions.........................................
(0.32)
                                                                 -
---------
 Net asset value, end of period..............................   $
12.64

===========
 TOTAL RETURN (B)............................................
29.61%

===========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)........................
$1,320
 Ratio of operating expenses to average net assets...........
1.50%(c)
 Ratio of net investment loss to average net assets..........
(0.44%)(c)
 Portfolio turnover rate.....................................
71%
 Ratio of operating expenses to average net assets
     without expenses reimbursed .............................
2.24%(c)
 Net investment loss per share without expenses reimbursed ...
($0.04)
 Average commission rate (d).................................
$0.0600

---------------------------------------------------------------
 (a) NetNet Fund commenced operations on August 19, 1996.
 (b) Total return represents aggregate total return for the period.
 (c) Annualized.
 (d) Average commission rate paid per share of securities purchased and sold by the Fund.







                       See Notes to Financial Statements.


                                       6





THE NETNET FUND
NOTES TO FINANCIAL STATEMENTS, DECEMBER 31, 1996 (UNAUDITED)


1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Munder Funds, Inc. ("MFI") is registered under the
Investment  Company
Act of 1940, as amended, (the "1940 Act"), as an open-end investment company, which was organized as a Maryland corporation on November 18, 1992. MFI consists of 9 portfolios currently in operation. Information presented in this financial statement pertains to the NetNet Fund (the "Fund") which commenced operations on
August 19, 1996. The financial statements for the other remaining funds of MFI are presented under separate covers.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

      Security Valuation: Portfolio securities (including financial futures, if any) traded on a  recognized  stock  exchange or on the NASDAQ
National  Market
System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the advisor, under the supervision of the Board of Directors.
Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or on the 61st day before maturity).

      Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period.
This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The
Fund's investment advisor, acting under the supervision of the Board of
Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

      Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

       Dividends  and   Distributions  to   Shareholders:
Dividends  from  net
investment income, if any, are declared and paid at least annually. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.



                                      -7-




THE NETNET FUND
NOTES TO FINANCIAL STATEMENTS, DECEMBER 31, 1996 (UNAUDITED)
                     (Continued)

      Income  dividends  and  capital  gain   distributions  are
determined  in
accordance with income tax regulations which may differ from generally  accepted
accounting  principles.   These  differences  are  primarily  due
to  differing
treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a
Fund as a whole.

      Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders.
Therefore, no Federal income or excise tax provision is required.

2.    INVESTMENT ADVISOR,  ADMINISTRATOR,  CUSTODIAN, TRANSFER
AGENT AND  OTHER
      RELATED PARTY TRANSACTIONS

      Munder Capital Management (the "Advisor"), an independent investment management firm, serves as the Fund's advisor. For its advisory services, the
Advisor is entitled to receive a fee, computed daily and payable monthly at an annual rate of 1.00% of the value of its average daily net assets.

      The Advisor has reimbursed certain expenses, payable by the Fund, for the period ended December 31, 1996, as reflected in the Statement of Operations in order to maintain the expense ratio as stated in the Fund's prospectus.

      First  Data   Investor   Services   Group,   Inc.   ("First
Data")  (the
"Administrator"), serves as the Fund's administrator and assists in all aspects of its administration and operations. First Data also serves as the Fund's transfer agent and dividend disbursing agent ("Transfer Agent").

      As compensation for its services, the Administrator and the Transfer Agent are entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the
Advisor, and for which First Data provides services, computed daily and payable monthly, at the annual rates of: 0.12% of the first $2.8 billion of net assets, plus 0.105% of the next $2.2 billion of net assets, plus 0.10% of all net assets in excess of $5 billion with respect to the Administrator and 0.02% of the first
$2.8 billion of net assets, plus 0.015% of the next $2.2 billion of net assets, and 0.01% of all net assets in excess of $5 billion with respect to the Transfer
Agent. Administration fees payable by the Fund and certain other investment portfolios advised by the Advisor are subject to a minimum annual fee of $1.2 million to be allocated among each series and class thereof. The Transfer Agent and Administrator are also entitled to reimbursement for out-of-pocket expenses.
The  Administrator  has entered into a  Sub-Administration
Agreement with Funds
Distributor, Inc. ("FDI" or the "Distributor") under which FDI provides certain administrative services with respect to the Fund. The Administrator pays FDI a fee for these services out of its own resources at no additional cost to the
Fund.

      Comerica Bank ("Comerica") provides custodial services to the Fund. As compensation for its services, Comerica is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios advised by the Advisor for which Comerica provides services, computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, plus 0.02% of the next $500 million of net assets, and 0.01% of net assets in excess of $600 million. Comerica also receives certain transaction based fees. Comerica earned $1,486 for its services to the
Fund for the period ended December 31, 1996.

      From MFI and other investment companies that are advised by the Advisor of which they are a director or trustee, each Director of MFI is paid an aggregate fee of $14,000 per year, consisting of a $2,500 quarterly retainer for services in such capacity plus $1,000 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member. The Directors are also reimbursed for any expenses incurred by them in connection with their duties as



                                       8




THE NETNET FUND
NOTES TO FINANCIAL STATEMENTS, DECEMBER 31, 1996 (UNAUDITED)
                     (Continued)

Directors. No officer, director or employee of the Advisor, Comerica, FDI or
First Data currently receives any compensation from MFI.

3.    DISTRIBUTION AND SERVICE PLAN

      The Fund has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1, adopted under the 1940 Act. The Plan permits payments to be made by the Fund to the Distributor for expenditures incurred by the Distributor in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the Fund). Under the Plan the
Distributor is paid a distribution and service fee at an annual ra unrealized depreciation for all securities for which there was an excess of tax cost over value was $66,854.

5.    COMMON STOCK

      At December 31, 1996, fifty million  (50,000,000) shares of
$.01 par value
common stock were authorized for the Fund.

      Changes in common stock for the Fund were as follows:

                                                   PERIOD ENDED
                                                      12/31/96
                                                --- unrealized
depreciation for all securities for
which there was
an excess of tax cost over value was $66,854.

5.    COMMON STOCK

      At December 31, 1996, fifty million  (50,000,000) shares of
$.01 par value
common stock were authorized for the Fund.

      Changes in common stock for the Fund were as follows:

                                                   PERIOD ENDED
                                                      12/31/96
                                                ------------------
---
                                             Shares
Amount
                                             ------
------
Sold................................         102,015
$1,159,141
Issued as reinvestment..............           2,413
29,969

------------------------------------  ------------------   -------
----------
Net increase........................         104,428
$1,189,110
                                             =======
==========


6.    INDUSTRY CONCENTRATION

      The Fund primarily invests in equity securities of foreign and domestic companies engaged in Internet and Intranet related businesses. The value of Fund shares will be especially susceptible to factors affecting companies engaged in
Internet and Intranet related activities. These industries may be subject to greater governmental regulation than many other industries and changes in governmental policies, and the need for regulatory approvals may have a material effect on the products and services of these industries.




                                       9





THE NETNET FUND
NOTES TO FINANCIAL STATEMENTS, DECEMBER 31, 1996 (UNAUDITED)
                     (Continued)


TNET FUND
NOTES TO FINANCIAL STATEMENTS, DECEMBER 31, 1996 (UNAUDITED)
                     (Continued)


7.    ORGANIZATIONAL COSTS

      Expenses incurred in connection with the organization of the Fund, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, will be amortized on a straight-line basis over a period of 5 years from commencement of operations and are included under Prepaid expenses on the Statement of Assets and Liabilities.




                                       10